Derivative Instruments and Hedging Activities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Mar. 01, 2011
Gain (Loss) on Settlement of Derivative Instrument (Before Tax)	$ 48.1
Gain (Loss) on Settlement of Derivative Instrument (After Tax)	31.3
Loans Payable to Bank, Noncurrent	425
Debt instrument interest percentage			4.20%
Reclassified from accumulated OCI into income, forecasted transactions	5.1
Reclassified from accumulated OCI into income, forecasted transactions, net of tax	3.3
Fair value of commodity derivative instruments		32.8
Liability position offset by the asset position of counterparties with master netting agreements		3.7
Collateral Already Posted, Aggregate Fair Value		19.3
Collateral if debt were to fall below investment grade		9.8
Planned Future Borrowing Activities In 2011 [Member]
Interest rate hedging relationships notional amount	200
Senior Notes Maturing in September 2011 - 6.875% [Member]
Senior notes maturing in September 2011	$ 297.4
Debt instrument interest percentage	6.875%